Corporate information (Details)	Dec. 31, 2025	Apr. 23, 2025
YOOX Net-a-Porter Group S.p.A (YNAP)
Disclosure of transactions between related parties
Percentage of voting equity interests acquired		100.00%
MYT Holding LLC
Disclosure of transactions between related parties
Shares held by company	47.60%
Richemont italia Holding S.P.A
Disclosure of transactions between related parties
Shares held by company	35.70%